M Fund, Inc. (the “Corporation”)

Supplement dated September 19, 2018 to the

Statement of Additional Information dated May 1, 2018, as amended

This supplement updates information in the Statement of Additional Information of the Corporation dated May 1, 2018. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling toll-free (888)736-2878, or on the Internet at http://www.mfin.com.

Effective September 14, 2018, in the section entitled “Management of the Funds,” the Officers of the Corporation table on page 18 is deleted in its entirety and replaced with the following:

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bridget McNamara-Fenesy 1125 NW Couch St., Suite 900 Portland, OR 97209 59	President	One Year Since October, 2017	President and CEO, M Securities Holdings, Inc. 2017-present; Vice President, M Securities Holdings, Inc. 2016-2017; Interim Chief Compliance Officer, M Securities Holdings, Inc. March 2016-September 2016; President, Two Gaits Consulting 2001-2016.
David Lees 1125 NW Couch St., Suite 900 Portland, OR 97209 52	Secretary and Treasurer	One Year 11 Years	Accounting Director, M Financial Group, 2007-present; Secretary and Treasurer, M Financial Investment Advisers, Inc., 2007 to present; Secretary and Treasurer, M Financial Wealth Partners, Inc., and M Financial Asset Management, Inc., 2016-present.
Dean Pelos 1125 NW Couch St., Suite 900 Portland, OR 97209 57	Chief Compliance Officer	Interim Since September, 2018	Director, Oyster Consulting LLC, 2013-present.
Dean Beckley 1125 NW Couch St., Suite 900 Portland, OR 97209 46	Chief Information Security Officer	One Year Since March, 2017	Director, Cyber Security & IT Operations, M Financial Group, 2016-present; Director, Technology of M Benefit Solutions, 2013-2016; Senior Project Manager of M Financial Group, 2009-2013.

Effective September 14, 2018, in the section entitled “Investment Advisory and Other Services,” the first paragraph under the Investment Adviser section on page 22 is deleted in its entirety and replaced with the following:

M Financial Investment Advisers, Inc. is the investment adviser of the Corporation and its Funds. Bridget McNamara-Fenesy serves as President of the Adviser and President of the Corporation; David Lees, Secretary and Treasurer of the Corporation, serves as Secretary and Treasurer of the Adviser; and Dean Pelos, Chief Compliance Officer of the Corporation, serves as Chief Compliance Officer of the Adviser.